The following tables provides a summary of other information related to leases for the nine months ended September 30, 2022: (Details)	9 Months Ended
Sep. 30, 2022 USD ($)
Following Table Provides Summary Of Leases By Balance Sheet Category As Of September 30 2022
Operating cash flows related to operating leases	$ 350,000
Right-of-use assets obtained in exchange for new operating lease liabilities
Weighted-average remaining lease term - operating leases	3 years 1 month 6 days
Weighted-average discount rate - operating leases	8.00%